UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011
                                              -----------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB&T Wealth Management
         -------------------------------------------------
Address: 1 S. Nevada Ave. Ste 200
         -------------------------------------------------
         Colorado Springs, CO 80903
         -------------------------------------------------

         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille            Colorado Springs, CO             08/12/11
-----------------------------   ----------------------------   -----------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

No.      Form 13F File Number   Name
01       28-12572               Tradewinds Global Investors, LLC
02       28-05723               Metropolitan West Capital Management, LLC
03       28-01880               Anchor Capital Advisors, INC
04       28-10477               Riversource Investments, LLC
05       28-06213               Eagle Global Advisors, LLC
06       28-04981               Goldman Sachs Group, Inc.
07       28-01204               Wentworth Hauser & Violich, Inc.
08       28-05792               Kayne Anderson Rudnick Investment Management
09       28-10562               AllianceBernstein L.P.
10       28-13577               Riverfront Investment Group, LLC
11       28-05973               Wedgewood Partners, Inc.
12       28-01474               NWQ Investment Management Co, LLC
13                              Macquarie Allegiance Capital
14       28-03477               Madison Investment Advisors Inc
15                              Cincinnati Asset Mgmnt Inc
16       28-06462               Chartwell Investment Partners
17       28-11396               Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       13
                                         ---------------
Form 13F Information Table Entry Total:  184
                                         ---------------
Form 13F Information Table Value Total:  11238
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                             SHARES     SH/    CALL/  INVSTMT                    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP         VALUE  PRN AMT    PRN    PUT    DSCRETN   OTHER MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND SHS C        CS  g1151c101       315    6500       SH            Sole                                    6500
SCHLUMBERGER LTD                   CS  806857108        17     200       SH            Sole                                     200
                                                         6      70       SH            Defined   11                              70
3M CO                              CS  88579y101       216    2500       SH            Sole                                    2500
3M COMPANY                         CS  88579y101         9     100       SH            Sole                                     100
ABBOTT LABORATORIES                CS  2824100         100    2085       SH            Sole                                    2085
                                                         4      79       SH            Defined    2                              79
                                                         1      17       SH            Defined   10                              17
AMERICAN EXPRESS COMPANY           CS  25816109        300    7000       SH            Sole                                    7000
APACHE CORP                        CS  37411105        477    4000       SH            Sole                                    4000
AT&T INC                           CS  00206r102       382   12987       SH            Sole                                   12987
AUTOMATIC DATA PROCESSING INC      CS  53015103          2      35       SH            Defined   10                              35
BANK OF AMERICA CORP               CS  60505104          3     247       SH            Defined    2                             247
BERKSHIRE HATHAWAY INC-DEL CL      CS  84670108        241       2       SH            Sole                                       2
BRISTOL MYERS SQUIBB CO            CS  110122108       193    7300       SH            Sole                                    7300
CHEVRON CORPORATION                CS  166764100       484    5303       SH            Sole                                    5303
                                                         3      32       SH            Defined   10                              32
COCA COLA ENTERPRISES INC NEW      CS  191216100       141    2145       SH            Sole                                    2145
COMERICA INC                       CS  200340107         2      47       SH            Defined    8                              47
CONOCOPHILLIPS                     CS  20825c104       276    4057       SH            Sole                                    4057
                                                         4      65       SH            Defined    2                              65
COSTCO WHOLESALE CORP-NEW          CS  22160k105        58     800       SH            Sole                                     800
DEERE & CO                         CS  244199105         4      49       SH            Defined    2                              49
DUKE ENERGY CORPORATION (HOLDI     CS  26441c105       103    5808       SH            Sole                                    5808
EXXON MOBIL CORP                   CS  30231g102       629    8600       SH            Sole                                    8600
                                                         2      29       SH            Defined   10                              29
FEDEX CORP                         CS  31428x106       214    2300       SH            Sole                                    2300
GENERAL DYNAMICS CORP              CS  369550108        71    1000       SH            Sole                                    1000
GENERAL ELECTRIC CO                CS  369604103       223   12200       SH            Sole                                   12200
GENERAL MILLS INC                  CS  370334104       391   11000       SH            Sole                                   11000
GOLDMAN SACHS GROUP INC            CS  38141g104        84     500       SH            Sole                                     500
HEWLETT PACKARD CO                 CS  428236103       101    2400       SH            Sole                                    2400
HOME DEPOT INC                     CS  437076102         4     112       SH            Defined    2                             112
INTEL CORP                         CS  458140100       268   12745       SH            Sole                                   12745
INTERNATIONAL BUSINESS MACHINE     CS  459200101       338    2300       SH            Sole                                    2300
                                                         5      35       SH            Defined    2                              35
                                                         2      12       SH            Defined   10                              12
ISHARES TRUST MSCI EAFE INDEX      CS  464287465      1820   31253       SH            Sole                                   31253
ISHARES TRUST MSCI EMERGING MA     CS  464287234      1463   30700       SH            Sole                                   30700
                                                         4      74       SH            Defined   10                              74
                                                       729   15300       SH     PUT    Sole                                   15300
ISHARES TRUST RUSSELL 2000 GRO     CS  464287648       658    7531       SH            Sole                                    7531
ISHARES TRUST RUSSELL 2000 IND     CS  464287655       782   10000       SH     PUT    Sole                                   10000
ISHARES TRUST RUSSELL 2000 VAL     CS  464287630       618    8690       SH            Sole                                    8690
JOHNSON & JOHNSON                  CS  478160104       359    5800       SH            Sole                                    5800
JPMORGAN CHASE & CO FORMERLY J     CS  46625h100       182    4300       SH            Sole                                    4300
                                                         4      96       SH            Defined    2                              96
KELLOGG CO                         CS  487836108       233    4562       SH            Sole                                    4562
KIMBERLY CLARK CORP                CS  494368103       229    3627       SH            Sole                                    3627
KRAFT FOODS INC CL A               CS  50075n104         7     207       SH            Sole                                     207
MCDONALDS CORP                     CS  580135101       363    4725       SH            Sole                                    4725
MEDTRONIC INC                      CS  585055106        74    2000       SH            Sole                                    2000
MICROSOFT CORP                     CS  594918104       220    7869       SH            Sole                                    7869
                                                         5     187       SH            Defined   11                             187
MONSANTO CO NEW                    CS  61166w101         2      26       SH            Defined   10                              26
NORTHERN TRUST CORP                CS  665859104         1      18       SH            Defined    2                              18
PEPSICO INC                        CS  713448108       353    5400       SH            Sole                                    5400
PFIZER INC                         CS  717081103       261   14889       SH            Sole                                   14889
PITNEY BOWES INC                   CS  724479100       511   21126       SH            Sole                                   21126
PITNEY BOWES INC                   CS  724479100       834   34500       SH            Sole                                   34500
PROCTER & GAMBLE CO                CS  742718109       418    6500       SH            Sole                                    6500
SPDR S&P 500 ETF TR UNIT SER I     CS  78462f103      1094    8700       SH            Sole                                    8700
STANDARD & POORS MIDCAP 400 SP     CS  78467y107         5      29       SH            Defined   10                              29
                                                       593    3600       SH     PUT    Sole                                    3600
STATE STREET CORP                  CS  857477103         2      38       SH            Defined   10                              38
TARGET CORP                        CS  87612E106       150    2500       SH            Sole                                    2500
                                                         8     126       SH            Defined   11                             126
TEXAS INSTRUMENTS INC              CS  882508104       263    8100       SH            Sole                                    8100
                                                         3     106       SH            Defined    2                             106
UNITED TECHNOLOGIES CORP           CS  913017109       236    3000       SH            Sole                                    3000
                                                         2      21       SH            Defined   10                              21
WELLS FARGO & CO                   CS  949746101       273    8800       SH            Sole                                    8800